Capital - Schedule of Share Capital Information (Detail) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2022 € / shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2024 € / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 USD ($) shares
Disclosure of classes of share capital [line items]
Beginning balance			$ 84,695			$ 125,941		$ 236,474
Balance at beginning, Number of shares | shares			71,751,201			45,675,968		45,484,310
Capital increase by issuance of common shares | shares			28,000,000	[1]		25,907,800
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares | shares			342,672	[2]		167,433		191,658
Other movements			$ (79)			$ (187)
Ending Balance			$ 131,033			$ 84,695		$ 125,941
Balance at end, Number of shares | shares			100,093,873			71,751,201		45,675,968
Nominal value | € / shares		€ 0.05			€ 0.05		€ 0.05
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance			$ 4,365			$ 2,955		$ 2,945
Capital increase of Cellectis			1,505	[1]		1,401
Exercise of share warrants, employee warrants, stock-options and vesting of free-shares			19	[2]		9		10
Ending Balance			5,889			4,365		2,955
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance			522,785			583,122		934,696
Allocation of prior period loss	[3]		(112,911)
Capital increase of Cellectis			138,495	[1]		68,584
Transaction costs related to capital increase			(207)	[4]		(2,049)		(570)
Derecognition of AZ derivative			(56,970)
Exercise of share warrants, employee warrants, stock-options and vesting of free-shares	[2]		9
Non-cash stock based compensation expense			3,167			7,086		8,071
Other movements			(79)			(133,958)		(359,076)
Ending Balance			$ 494,288			$ 522,785		$ 583,122

[1]	On May 3, 2024, 28,000,000 shares were issued in connection with the SIA of $140.0 million at a price of $5 per share. The additional investment was made by way of subscription of 10,000,000 “class A” convertible preferred shares and 18,000,000 “class B” convertible preferred shares, in each case at a price of $5.00 per share. Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis.
[2]	During the year ended December 31, 2024, 342,672 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested.

On March 5, 2024, 204,334 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the March 5, 2021 free shares award.

On May 12, 2024, 2,120 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 12, 2021 free shares award.

On May 28, 2024, 135,980 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 28, 2021 free shares award.

On September 30, 2024, 238 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the September 30, 2021 free shares award.

[3]	The statutory standalone net loss of the parent company was allocated to premiums related to share capital following the allocation decision of the Annual General Meeting of shareholders. The remaining consolidated net loss was allocated to retained earnings (deficit).
[4]	The transaction costs recognized as a reduction of share premium during the twelve-months period ended December 31, 2024 correspond to the $0.2 million issuance cost related to AstraZeneca additional investment.